CONSOLIDATED STATEMENTS OF COMPREHENSIVE EARNINGS (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Revenues [Abstract]
Net earnings	$ 2,444	$ 2,239	$ 7,459	$ 6,109
Unrealized holding gain on available-for-sale securities, net of tax expense of $399 and $2,251 for three and nine months ended September 30, 2016, and net of tax expense of $988 and $953 for three and nine months ended September 30, 2015, respectively	574	1,422	3,240	1,372
Reclassification adjustment for gain on available-for-sale securities sold, net of tax benefit of $57 and $156 for three and nine months ended September 30, 2016, and $12 and $103 for three and nine months ended September 30, 2015, respectively	(83)	(17)	(225)	(147)
Other comprehensive earnings	491	1,405	3,015	1,225
Total comprehensive earnings	$ 2,935	$ 3,644	$ 10,474	$ 7,334